Operating Segments - Summary of External Revenue by Location of Customers (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Revenue	€ 163,943	€ 143,769	€ 144,185
Percentage of entity's revenue	100.00%	100.00%	100.00%
GERMANY
Disclosure of geographical areas [line items]
Revenue	€ 39,989	€ 9,111	€ 7,944
Percentage of entity's revenue	24.00%	6.00%	6.00%
UNITED STATES
Disclosure of geographical areas [line items]
Revenue	€ 31,493	€ 22,268	€ 19,412
Percentage of entity's revenue	19.00%	15.00%	13.00%
SPAIN
Disclosure of geographical areas [line items]
Revenue	€ 24,460	€ 29,590	€ 20,076
Percentage of entity's revenue	15.00%	21.00%	14.00%
ITALY
Disclosure of geographical areas [line items]
Revenue	€ 5,562	€ 14,686	€ 14,927
Percentage of entity's revenue	3.00%	10.00%	10.00%
Other Countries [Member]
Disclosure of geographical areas [line items]
Revenue	€ 62,439	€ 68,114	€ 81,826
Percentage of entity's revenue	38.00%	47.00%	57.00%